UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22602

COTTONWOOD MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

225 West Washington Street, 21st Floor

Chicago, Illinois 60606

(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (312) 564-5100

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901
 (Name and Address of Agent for Service)

With Copies to:

Daniel T. Hart

Cortland Fund Services LLC

225 West Washington Street, 21st Floor

Chicago, Illinois 60606

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Ste 310

Leawood, KS 66211

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

	Clifford Capital Partners Fund
	Schedule of Investments
	September 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 99.19%

Arrangement of Transportation of Freight & Cargo - 4.63%
2,419	C.H. Robinson Worldwide, Inc.	$ 163,839

Bituminous Coal & Lignite Surface Mining - 1.50%
20,150	Cloud Peak Energy, Inc. *	52,995

Computer & Office Equipment - 3.38%
825	International Business Machines Corp.	119,600

Computer Communications Equipment - 2.72%
3,668	Cisco Systems, Inc.	96,267

Crude Petroleum & Natural Gas - 1.36%
1,294	Devon Energy Corp.	47,994

Electric & Other Services Combined - 3.37%
4,014	Exelon Corp.	119,216

Electromedical & Electrotherapeutic Apparatus - 3.22%
1,700	Medtronic, Inc.	113,798

Finance Lessors - 4.08%
3,610	CIT Group, Inc.	144,508

Finance Services - 4.30%
2,055	American Express Co.	152,337

Fire, Marine & Casualty Insurance - 2.48%
1,546	American International Group, Inc.	87,844

Measuring & Controlling Devices, NEC - 5.37%
5,141	Landauer, Inc.	190,166

National Commercial Banks - 4.02%
3,200	Westamerica Bancorporation	142,208

Perfumes, Cosmetics & Other Toilet Preparations - 2.46%
26,778	Avon Products, Inc.	87,029

Petroleum Refining - 1.67%
793	Exxon Mobil Corp.	58,960

Pharmaceutical Preparations - 3.06%
1,161	Johnson & Johnson	108,379

Radio & TV Broadcasting & Communications Equipment - 5.30%
5,749	Dolby Laboratories, Inc.	187,417

Retail-Apparel & Accessory Stores - 3.45%
16,570	Tilly's, Inc. *	121,955

Retail-Building Materials, Hardware, Garden Supply - 3.59%
3,470	Fastenal Co.	127,037

Retail-Variety Stores - 5.30%
1,387	Target Corp.	109,101
1,213	Wal-Mart Stores, Inc.	78,651
		187,752
Semiconductors & Related - 3.24%
2,841	Linear Technology Corp.	114,592

Services-Business Services, NEC - 5.96%
1,128	eBay, Inc. *	27,568
1,648	MasterCard, Inc. Class-A	148,518
1,128	Paypal Holding, Inc. *	35,007
		211,094
Services-Computer Integrated Systems Design - 3.76%
10,660	Quality Systems, Inc.	133,037

Services-Consumer Credit Reporting, Collection Agencies - 3.10%
1,046	Dun & Bradstreet Corp.	109,830

Services-Educational Services - 3.13%
29,461	Career Education Corp. *	110,773

Services-Prepackaged Software - 3.80%
3,043	Microsoft Corp.	134,501

Soap, Detergents, Cleaning Preparations, Perfumes & Cosmetics - 2.66%
1,311	Procter & Gamble Co.	94,313

State Commercial Banks - 5.41%
2,235	Hancock Holding Co.	60,457
1,925	Northern Trust Co.	131,189
		191,646
Telephone Communications (No Radiotelephone) - 2.87%
8,350	Lumos Networks Corp.	101,536

TOTAL FOR COMMON STOCKS (Cost $3,955,906) - 99.19%		$ 3,510,621

TOTAL INVESTMENTS (Cost $3,955,906) - 99.19% **		$ 3,510,621

OTHER ASSETS LESS LIABILITIES - 0.81%		28,837

NET ASSETS - 100.00%		$ 3,539,458

* Non-income producing security during the period

** At September 30, 2015, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $3,955,906 amounted to $445,285, which consisted of aggregate gross unrealized appreciation of $136,998 and aggregate gross unrealized depreciation of $582,283.

NOTES TO FINANCIAL STATEMENTS
Clifford Capital Partners Fund
1. SECURITY TRANSACTIONS

At September 30, 2015, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $3,955,906 amounted to $445,285, which consisted of aggregate gross unrealized appreciation of $136,998 and aggregate gross unrealized depreciation of $582,283.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$3,510,621	$0	$0	$3,510,621
Total	$3,510,621	$0	$0	$3,510,621

ITEM 2. CONTROLS AND PROCEDURES.

a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COTTONWOOD MUTUAL FUNDS

By:

/s/ Daniel T. Hart

Daniel T. Hart

Trustee and Principal Executive Officer

Date November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Daniel T. Hart

Daniel T. Hart

Trustee and Principal Executive Officer

/s/ Greg Myers

Greg Myers

Treasurer and Principal Financial Officer

Date November 25, 2015